Advances to joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Investments in and Advances to Affiliates [Table Text Block]
	As of December 31,
(in thousands of U.S. dollars)	2017	2016
Current portion of advances to joint ventures	$—	$6,275
Long-term advances to joint ventures	3,263	943
Advances/shareholder loans to joint ventures	$3,263	$7,218